Intangible Assets - Goodwill - Carrying Amount of Goodwill Allocated (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Yuchai manufacturing business [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 212,636	$ 30,715	¥ 212,636